RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

22.                               RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries and VIEs with respect to transferring certain of their net assets and reserves to the Company either in the form of dividends, loans, or advances.  Amounts restricted include restricted cash, paid up capital and statutory reserves of the Company’s PRC subsidiaries and VIEs, totaling approximately $156.8 million and $168.4 million as of December 31, 2011 and 2012, respectively.